UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

           80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 9/30/13

Item 1.  Schedule of Investments.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	MUTUAL FUNDS - 44.0%
	DEBT FUND - 29.9%
1,000	Forward Select Income Fund - Institutional Class		$ 24,290
1,284,941	Highland Floating Rate Opportunities Fund - Class A		10,061,088
3,770,861	Northeast Investors Trust		24,284,342
1,655,211	Pioneer Multi-Asset Ultrashort Income Fund - Class Y		16,651,421
228,728	Toews Hedged High Yield Bond Fund		2,497,712
			53,518,853
	EQUITY FUND - 14.1%
46,773	Fidelity Select Automotive Portfolio *		2,539,757
88,215	Fidelity Select Communications Equipment Portfolio		2,443,543
22,367	Fidelity Select Defense and Aerospace Portfolio		2,533,104
42,823	Fidelity Select Electronics Portfolio		2,499,144
13,955	Fidelity Select Health Care Portfolio		2,525,538
75,143	Fidelity Select IT Services Portfolio		2,533,814
35,653	Fidelity Select Medical Delivery Portfolio		2,460,068
31,718	Fidelity Select Retailing Portfolio		2,581,198
23,589	Fidelity Select Software & Computer Services Portfolio		2,572,184
20,804	Fidelity Select Technology Portfolio		2,523,925
			25,212,275

	TOTAL MUTUAL FUNDS (Cost - $78,677,521)		78,731,128

	EXCHANGE TRADED FUNDS - 5.9%
	EQUITY FUND - 5.9%
275,000	ProShares UltraShort S&P500 *		10,048,500
9,960	WisdomTree Europe SmallCap Dividend Fund		502,781
	(Cost - $10,550,715)		10,551,281

	SHORT-TERM INVESTMENTS - 56.2%
	MONEY MARKET FUND - 56.2%
100,583,995	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a,b)
	(Cost - $100,583,995)		100,583,995

	TOTAL INVESTMENTS - 106.1% (Cost - $189,812,231) (c)		$ 189,866,404
	LIABILITIES LESS OTHER ASSETS - (6.1) %		(10,943,430)
	NET ASSETS - 100.0%		$ 178,922,976

*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at September 30, 2013
(b)	All or part of the security was held as collateral for swaps outstanding as of September 30, 2013.
(c)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of swaps) is $189,812,231 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 373,307
		Unrealized Depreciation:	(319,134)
		Net Unrealized Appreciation:	$ 54,173

TOTAL RETURN SWAPS
Reference Entity		Number of Shares	Notional Amount	Interest Rate (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
BlackRock High Yield Bond Institutional		1,842,752	15,003,000	1-Mth USD_LIBOR plus 30 bp	10/17/2014	CS	$ 40,629
Loomis Sayles Sr. Floating Rate and F/I		1,879,699	20,004,000	1-Mth USD_LIBOR plus 30 bp	8/26/2014	CS	(296,114)
Osterweis Strategic Income		1,700,680	20,004,000	1-Mth USD_LIBOR plus 30 bp	8/12/2014	CS	(7,920)
Osterweis Strategic Income		1,689,189	20,004,000	1-Mth USD_LIBOR plus 30 bp	8/19/2014	CS	(140,463)
Osterweis Strategic Income		1,433,390	17,003,400	1-Mth USD_LIBOR plus 30 bp	8/26/2014	CS	(144,941)
PIMCO High Yield Institutional		1,585,624	15,003,000	1-Mth USD_LIBOR plus 30 bp	10/17/2014	CS	36,929
RidgeWorth Seix Floating Rate High Income		1,106,195	10,002,000	1-Mth USD_LIBOR plus 30 bp	8/18/2014	CS	(54,986)
RidgeWorth Seix Floating Rate High Income		1,106,195	10,002,000	1-Mth USD_LIBOR plus 30 bp	8/19/2014	CS	(54,603)
							$ (621,469)
CS	Credit Suisse Capital, LLC.
(1)	Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available.   Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$ 78,731,128	$ -	$ -	$ 78,731,128
Exchange Traded Funds	10,551,281	-	-	10,551,281
Money Market Funds	100,583,995	-	-	100,583,995
Derivatives
Swaps	-	77,558	-	77,558
Total assets	$ 189,866,404	$ 77,558	$ -	$ 189,943,962
Liabilities - Dervivates
Swaps	$ -	$ (699,027)	$ -	$ (699,027)

The Fund did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Swap Agreements - The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector).  Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”.  Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party.  The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund)

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.  The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

As of September 30, 2013, the Fund had a net urealized depreciation equity risk exposure of $621,469.

Underlying Investments in other Investment Companies - The Funds currently invests a portion of its assets in Fidelity Institutional Money Market Funds Government Portfolio . The Funds may redeem its investments at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the  Fidelity Institutional Money Market Funds Government Portfolio. The financial statements of the Fidelity Institutional Money Market Funds Government Portfolio including the portfolio of investments, can be found at the Funds website, www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of September 30, 2013, the percentage of Fund  the net assets invested in the Fidelity Institutional Money Market Portfolio, was 56.2%.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred  Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President

Date

11/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

     Catherine Ayer-Rigsby, President

Date

11/29/13

By (Signature and Title)

/s/ Kevin Wolf

     Kevin Wolf, Treasurer

Date

11/29/13